Financial Instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
24.
Financial Instruments
24.1.
Financial instruments by category
(i)
Financial instruments valued at amortized cost

Financial instruments valued at amortized cost represent financial assets and liabilities whose Group’s business model maintained to receive contractual cash flows. Those mentioned above comprise exclusively payments of principal and interest on the principal amount outstanding. Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. When the asset is derecognized, modified, or impaired, gains and losses are recognized in profit or loss.

The Group has the following financial instruments valued at amortized cost:

	December 31, 2024	December 31, 2023
Financial assets:
Cash and cash equivalents	18,673	28,035
Short-term investments	42,579	88,081
Trade receivables	63,903	51,537
Total	125,155	167,653
Financial liabilities:
Trade payables	15,839	14,829
Lease liabilities	3,312	4,096
Accounts payable from acquisition of subsidiaries	972	—
Total	20,123	18,925

(ii)
Financial instruments valued at fair value through profit or loss

The Group has the following financial instruments valued at fair value through profit or loss:

	Carrying amount
	December 31, 2024	December 31, 2023
Financial assets:
Short and long-term investments	163,205	95,293
Derivative financial instruments	-	53
Total	163,205	95,346

The Group uses derivative financial instruments to hedge against the risk of change in the foreign exchange rates. Therefore, they are not speculative. The derivative financial instruments designated in hedge operations are initially recognized at fair value on the date on which the derivative contract is executed and are subsequently remeasured to their fair value. Changes in the fair value of any of these derivative instruments are immediately recognized in the income statement under "financial results, net."

For the years ended December 31, 2024 and 2023 the Group had positions in future derivative financial instruments designed as a hedge of foreign currency risk in Argentina, which was raised through Matba Rofex. The notional value is US$13,000 and the last maturity date is due February 2025.

The following amounts were recognized in profit or loss in relation to financial instruments:

	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on financial instruments	(4,046)	516	2,364

The following amounts were recognized in profit or loss in relation to short and long-term investments:

	December 31, 2024	December 31, 2023	December 31, 2022
Net gain (loss) on short and long-term investments	7,605	9,823	(4,766)

a.
Fair value hierarchy

This section provides details about the judgments and estimates made for determining the fair values of the financial instruments recognized and measured at fair value in the financial statements. The Group has classified its financial instruments into the three levels prescribed under the accounting standards to indicate the reliability of the inputs used in determining fair value. An explanation of each level is presented underneath the table.

	December 31, 2024
	Level 1	Level 2	Level 3
Assets
Short-term investments	153,556	—	—
Long-term investments	—	—	9,649

	December 31, 2023
	Level 1	Level 2	Level 3
Assets
Short-term investments	93,293	—	—
Long-term investments	—	—	2,000
Derivative financial instruments	—	53	—

There were no transfers between levels 1, 2, and 3 for recurring fair value measurements during the year.

The Group’s policy is to recognize transfers into and out of fair value hierarchy levels as of the end of the reporting period.

•
Level 1: The fair value of financial instruments traded in active markets (such as publicly-traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.
•
Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques that maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
•
Level 3: If one or more of the significant inputs are not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

Specific valuation techniques used to value financial instruments could include:

•
the use of quoted market prices or dealer quotes for similar instruments;
•
for interest rate swaps – the present value of the estimated future cash flows based on observable yield curves;
•
the use of inputs other than quoted prices that are observable, such as transactions of the same or similar security and overall market and relevant industry/sector environment; and
•
for foreign currency forwards - the present value of future cash flows based on the forward exchange rates at the balance sheet date.

The majority of the resulting fair value estimates are included in level 1, except for a contingent consideration payable (“earn-out”), derivative financial instruments and long-term investments.

Fair value measurements using significant unobservable inputs (level 3)

The fair value of the earn-out classified as level 3 is calculated based on the judgment of the Group and the probability of meeting the goals of each acquisition made during the year. The sale and purchase agreement of each acquisition is established if the customers of the acquired entities migrate to the Groups platform and reach an agreed amount, the seller will be entitled to an earn-out.

Since October 2023, VTEX holds strategic investments in privately held equity securities of unquoted companies specializing in conversational commerce solutions and AI-driven platforms for data analytics and automation. The Company classified them as Level 3 within the fair value measurement framework The fair value of these investments is measured by commonly used market valuation techniques, including the market approach, and is supplemented with estimates such as revenue growth and liquidity.

The inputs to these models are taken from observable markets where possible, but where this is not feasible, a degree of judgment is required in establishing fair values. Judgments include considerations of inputs such as liquidity risk, credit risk, and volatility. For the year ended December 31, 2024 the key unobservable inputs used in the valuation model include EV/Revenue multiples. Sensitivity analysis indicates that a 10% increase or decrease in the EV/Revenue multiple results in a fair value change of US$850.

The following table presents the changes in level 3 items for the year ended on December 31, 2024 and 2023:

	Investment in unquoted company	Contingent consideration
At January 1, 2023	—	299
Earn-out adjustment	—	(299)
Additions	2,000	—
At December 31, 2023	2,000	—
Additions	6,024	—
Fair value adjustments	1,625	—
At December 31, 2024	9,649	—

b.
Fair value of other financial instruments at amortized cost

The Group also has several financial instruments which are not measured at fair value in the balance sheet. As at December 31, 2024, these instruments’ fair values are not different from their carrying amounts since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature. Differences were identified for the following instruments at December 31, 2024:

	December 31, 2024		December 31, 2023
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Short-term investments	9,275	7,483	20,872	21,443
Total	9,275	7,483	20,872	21,443

24.2.
Financial risk management

The risk management of the Group is predominantly controlled by a central treasury department (Group treasury) under policies approved by the board of directors. Group treasury identifies, evaluates, and hedges financial risks in close co-operation with the Group’s operating units. The board provides written principles for overall risk management and policies covering specific areas, such as foreign exchange risk, interest rate risk, credit risk, the use of derivatives and non-derivative financial instruments, and investment of excess liquidity.

The main financial risks that the Group is exposed to in carrying out its activities are:

a.
Credit risk

Credit risk is the risk of a business counterpart not complying with obligations provided in a financial instrument or contract with the customer and resulting in a financial loss. In connection with credit risk related to financial institutions, the Group operates to diversify such exposure among market financial institutions.

(i)
Risk Management

The Group monitors the credit risk inherent to financial instruments capable of generating counterparty risk, such as cash and cash equivalents and trading securities, as they are composed of bank deposits and fixed income securities, including bonds, time deposits and fixed income funds.

(ii)
Impairment of financial assets

The Group has a single type of financial assets that is subject to the expected credit loss model:

•
Trade receivables from consulting services and subscriptions;

The expected credit losses for financial assets are based on assumptions about risk of default and expected loss rates. The Group uses judgment in making these assumptions and selecting the inputs to the impairment calculation, based on the Group’s history and existing market conditions at the end of each reporting period. Details of the key assumptions and inputs used are disclosed below.

(iii)
Trade receivables and contract assets

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected credit losses for all trade receivables and contract assets.

To measure the expected credit losses, trade receivables and contract assets have been grouped based on shared credit risk characteristics and the days past due. The contract assets relate to unbilled work in progress and have substantially the same risk characteristics as the trade receivables for the same types of contracts. The Group has therefore concluded that the expected loss rates for trade receivables are a reasonable approximation of the loss rates for the contract assets.

To define the loss rate, customers were split into 4 different groups as follows:

•
tier 1 – customers with yearly GMV greater than 20 million US dollars;
•
tier 2 – customers with yearly GMV between 1 and 20 million US dollars;
•
tier 3 – customers with yearly GMV below 1 million US dollars; and
•
other – customers that do not sell through VTEX platform, such as marketplaces and partners or customers that operate only through business units other than VTEX, such as SMB.

The tier hypothesis was taken into consideration because of the nature of the businesses in each tier. The tier 1 customers, for example, have higher revenue, thus the fixed amount paid related to the take rate is lower, so the more they sell, the more they pay for VTEX. This is a large risk reducer, because when the customer has a larger cash flow coming from its commerce operation, they also have a larger invoice, reducing the risk of the invoice not getting paid. For tier 3 customers the fixed amount is larger compared to the variable one, and if the customer does not sell much the invoice will not reduce as much as in a tier 1 customer. The Group expects that the tier 1 customers would have a lower aging rate than tier 3 and 2 customers.

As of December 31, 2024 and 2023 the percentage provision per type of customer/revenue and age of balance are as follows:

	Days past due
	As of December 31, 2024
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.09%	1.16%	3.25%	14.39%	41.24%	94.11%	100.00%
Tier 2	0.48%	16.88%	39.60%	70.98%	86.48%	96.12%	100.00%
Tier 3	1.22%	23.03%	41.88%	71.39%	86.46%	99.24%	100.00%
Others	1.91%	13.35%	26.71%	61.69%	78.15%	98.90%	100.00%

	Days past due
	As of December 31, 2023
	Current	More than 30	More than 60	More than 120	More than 180	More than 270	More than 300
Tier 1	0.17%	1.49%	3.67%	14.72%	38.49%	85.78%	100.00%
Tier 2	0.45%	11.90%	27.72%	63.56%	83.38%	94.20%	100.00%
Tier 3	1.27%	23.08%	38.67%	65.30%	81.19%	98.04%	100.00%
Others	1.24%	8.26%	15.17%	49.70%	74.63%	98.90%	100.00%

Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

The trade receivables by aging list and the reconciliation of expected credit losses to the opening loss are disclosed on note 7.

Trade receivables and contract assets are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, a failure to make contractual payments for a period greater than 300 days past due.

b.
Liquidity risk

Liquidity risk is the risk of the Group and its subsidiaries encountering difficulties in performing the obligations associated with its financial liabilities that are settled with cash payments. The approach of the Group and its subsidiaries in liquidity management is to guarantee, as much as possible, that they will always have sufficient liquidity to perform their obligations upon maturity, under normal and stress conditions, without causing unacceptable losses or with a risk of sullying the reputation of the Group and its subsidiaries.

The table below presents the Group's non-derivative and derivatives financial liabilities divided into the relevant maturity group based on the remaining period from the end of the reporting period and the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2024
Non-derivatives
Trade payables	15,839	—	—
Lease liabilities	1,617	1,307	611
Accounts payable from acquisition of subsidiaries	29	—	1,068
Total non-derivatives	17,485	1,307	1,679

	Less than 1 year	Between 1 and 2 years	More than 2 years
December 31, 2023
Non-derivatives
Trade payables	14,829	—	—
Lease liabilities	1,863	1,408	1,123
Total non-derivatives	16,692	1,408	1,123

c.
Market risk
(i)
Foreign Currency risk

The Group considers itself exposed mainly to market risk associated with unfavorable foreign currency movements related to contracts and investments in its subsidiaries as well as in costs and expenses.

The Group is hedging the exposure to foreign currency risk in Argentina. Refer to note 24.1 for additional details.

Foreign currency sensitivity analysis

The table below shows the impact on the Group’s net revenues, costs, operation expenses, net income (loss) from operation and equity for a positive and a negative 10% fluctuation as of December 31, 2024 for all subsidiaries with a functional currency other than U.S dollar.

	Foreign currency sensitivity analysis
	-10%	Actual	+10%
Net revenue	205,596	226,709	247,822
Costs and operating expenses	(197,328)	(216,606)	(235,884)
Income (loss) from operation	8,268	10,103	11,938
Total Shareholders’ equity	253,966	255,801	257,636

A sensitivity analysis is set out below, showing a scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a range of 10% in the foreign exchange rates).

	Exposure at December 31, 2024	Risk	-10%	10%
Assets	3,281	Brazilian Real /U.S. Dollar	328	(328)
Liabilities	(3,204)	(2024 – 6.19 2023 – 4.85)	(320)	320
	77		8	(8)
Assets	104	Argentine Peso/U.S. Dollar	10	(10)
Liabilities	(801)	(2024 – 1,030.88 2023 – 808.47)	(80)	80
	(697)		(70)	70
Assets	536	Mexican Peso/U.S. Dollar	54	(54)
Liabilities	-	(2024 – 20.79 2023 – 16.93)	-	-
	536		54	(54)
Assets	8,452	British Pounds/U.S. Dollar	845	(845)
Liabilities	(3,152)	(2024 – 0.80 2023 – 0.79)	(315)	315
	5,300		530	(530)
Assets	102	Colombian Peso/U.S. Dollar	10	(10)
Liabilities	—	(2024 – 4,407.58 2023 – 3,873.55)	—	—
	102		10	(10)
Assets	679	Peruvian sol/U.S. Dollar	68	(68)
Liabilities	-	(2024 – 3.76 2023 – 3.71)	-	-
	679		68	(68)
Assets	292	Chilean Peso/U.S. Dollar	29	(29)
Liabilities	(1)	(2024 – 994.29 2023 – 878.87)	-	-
	291		29	(29)
Total at December 31, 2024	6,288		629	(629)

	Exposure at December 31, 2023	Risk	-10%	10%
Assets	16,226	Brazilian Real /U.S. Dollar	1,623	(1,623)
Liabilities	(3,284)	(2023 – 4.85 2022 – 5.29)	(328)	328
	12,942		1,294	(1,294)
Assets	1,763	Argentine Peso/U.S. Dollar	176	(176)
Liabilities	(52)	(2023 – 808.47 2022 – 177.10)	(5)	5
	1,711		171	(171)
Assets	211	Mexican Peso/U.S. Dollar	21	(21)
Liabilities	—	(2023 – 16.93 2022 – 19.48)	—	—
	211		21	(21)
Assets	11,421	British Pounds/U.S. Dollar	1,142	(1,142)
Liabilities	(11,962)	(2023 – 0.79 2022 – 0.83)	(1,196)	1,196
	(541)		54	54
Assets	558	Colombian Peso/U.S. Dollar	56	(56)
Liabilities	—	(2023 – 3,873.55 2022 – 4,846.04)	—	—
	558		56	(56)
Assets	1,078	Peruvian sol/U.S. Dollar	108	(108)
Liabilities	(759)	(2023 – 3.71 2022 – 3.81)	(76)	76
	319		32	32
Assets	912	Chilean Peso/U.S. Dollar	91	(91)
Liabilities	—	(2023 – 878.87 2022 – 852.17)	—	—
	912		91	(91)
Total at December 31, 2023	16,112		1,611	(1,611)

(ii)
Interest rate risk

The interest risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument.

The Group’s exposure to market risk for changes in interest rates relates primarily to the cash, cash equivalents, restricted cash, short and long-term investments. The Group investments are made for capital preservation purposes, and the Group does not obtain investments for trading or speculative purposes. The Group’s trade receivables, account payable, and other liabilities do not bear interest.

The Group’s cash, cash equivalents, restricted cash, short and long-term investments consist primarily of interest-bearing accounts held by our parent company in USD. Such interest-earning instruments carry a degree of interest rate risk. To minimize interest rate risk, the Group maintains its portfolio of cash equivalents in a variety of investment-grade securities, which include commercial papers, money market funds, and government and non-government debt securities. As of December 31, 2024, we are not materially exposed to the risk of changes in market interest rates.

24.3.
Capital management

The policy of the Group is to maintain a strong capital base to secure investor, creditor, and market confidence and also to sustain future development of the business. Management monitors the return on capital.

In addition, the Group objectives to manage capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders, to maintain an optimal capital structure to reduce the cost of capital, and to have resources available for optimistic opportunities.

To maintain or adjust the capital structure of the Group, management can make, or propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Group monitors capital based on the adjusted net cash / net debt. Adjusted net cash / net debt is calculated as adjusted cash (including cash equivalents, short and long-term investments in the consolidated statement of financial position), net of debt (lease liabilities and accounts payable from acquisition of subsidiaries as shown in the consolidated statement of financial position).

The Group’s strategy is to keep positive adjusted net cash. The adjusted net cash as of December 31, 2024 and 2023 was as follows:

	December 31, 2024	December 31, 2023
Lease liabilities	3,312	4,096
Accounts payable from acquisition of subsidiaries	972	—
(-) Cash and cash equivalent	(18,673)	(28,035)
(-) Short and long-term investments	(205,784)	(183,374)
Adjusted net cash	(220,173)	(207,313)
Total Equity attributable to VTEX’s shareholders	255,745	240,293
Financial leverage ratio	86.09%	86.28%